Accounts Receivable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Accounts receivable, gross	$1,834,000	$18,160
Less: allowance for credit losses	—	—
Accounts receivable, net	$1,834,000	$18,160

Accounts receivable, net consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Accounts receivable, gross	$18,160	$9,484
Less: allowance for credit losses	—	(9,092)
Accounts receivable, net	$18,160	$392